UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Viewpoint Investment Partners

Address:  11995 El Camino Real, Suite 305
          San Diego, CA 92130


13F File Number: 028-06069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard S. Coons
Title:  President
Phone:  (858) 704-1310


Signature, Place and Date of Signing:

/s/ Richard S. Coons               San Diego, CA            November 1, 2005
--------------------               -------------            -----------------
 [Signature]                       [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $65,082
                                      (thousands)


List of Other Included Managers:

NONE


                                                    FORM 13F INFORMATION TABLE
                                                   Viewpoint Investment Partners
                                                        September 30, 2005


COLUMN 1                           COLUMN  2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                   TITLE                     VALUE    SHRS OR   SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS      CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
--------------                     --------      -----      --------  -------   --- ----   ----------   --------  ----  ------  ----
AAR Corp                           COM           000361105     1410     88,400  Sh         SOLE        N/A         1410
AMR Corp                           COM           001765106      822     72,500  Sh         SOLE        N/A          822
Apple Computer                     COM           037833100     2443     49,600  Sh         SOLE        N/A         2443
Arris Group Inc                    COM           04269Q100      959     87,800  Sh         SOLE        N/A          959
Audible Inc                        COM           05069A302      279     25,000  Sh         SOLE        N/A          279
AutoDesk Inc                       COM           052769106      434     10,100  Sh         SOLE        N/A          434
BioSphere Medical Inc              COM           09066V103      157     29,400  Sh         SOLE        N/A          157
Callaway Golf Co                   COM           131193104      708     50,800  Sh         SOLE        N/A          708
Chesapeake Energy Corp             COM           165167107      332     10,000  Sh         SOLE        N/A          332
City Nat Corp                      COM           178566105      274      4,100  Sh         SOLE        N/A          274
Colonial Bancgroup Inc             COM           195493309      291     13,500  Sh         SOLE        N/A          291
Comcast Corp New                   CL A          20030N101     1675     60,000  Sh         SOLE        N/A         1675
Cypress Semiconductor Corp         COM           232806109     1424    108,700  Sh         SOLE        N/A         1424
Digital Riv Inc                    COM           25388B104      790     24,200  Sh         SOLE        N/A          790
Dresser-Rand Group Inc             COM           261608103      902     39,200  Sh         SOLE        N/A          902
First Advantage Corp               CL A          31845F100      269     10,000  Sh         SOLE        N/A          269
Fisher Scientific Int Inc          COM NEW       338032204      406      6,900  Sh         SOLE        N/A          406
Flanders Corp                      COM           338494107      646     61,800  Sh         SOLE        N/A          646
Golf Galaxy Inc                    COM           381639103     1238     92,300  Sh         SOLE        N/A         1238
Google Inc                         CL A          38259P508     2558      8,500  Sh         SOLE        N/A         2558
Home Depot Inc                     COM           437076102     1471     38,600  Sh         SOLE        N/A         1471
Hot Topic Inc                      COM           441339108      874     59,900  Sh         SOLE        N/A          874
Huntington Bancshares Inc          COM           446150104      250     11,800  Sh         SOLE        N/A          250
Integrated Device Technology       COM           458118106      938     96,200  Sh         SOLE        N/A          938
Intel Corp                         COM           458140100     2113     90,900  Sh         SOLE        N/A         2113
Intersil Corp                      CL A          46069S109     1572     77,500  Sh         SOLE        N/A         1572
Ionatron Inc                       COM           462070103      823     89,900  Sh         SOLE        N/A          823
Iron Mtn Inc                       COM           462846106      360     10,350  Sh         SOLE        N/A          360
Jarden Corp                        COM           471109108      977     28,400  Sh         SOLE        N/A          977
Kansas City Southern               COM NEW       485170302     1567     72,500  Sh         SOLE        N/A         1567
Kendle International Inc           COM           48880L107      388     15,300  Sh         SOLE        N/A          388
Keryx Biopharmaceuticals Inc       COM           492515101      373     25,700  Sh         SOLE        N/A          373
Kinross Gold Corp                  COM NO PAR    496902404     1079    147,600  Sh         SOLE        N/A         1079
Komag Inc                          COM NEW       500453204      807     29,000  Sh         SOLE        N/A          807
Kulicke & Soffa Indus Inc          COM           501242101     2036    324,700  Sh         SOLE        N/A         2036
M Sys Flash Disk Pioneers LT       ORD           M7061C100      808     29,100  Sh         SOLE        N/A          808
Marshall & Ilsely Corp             COM           571834100      288      6,900  Sh         SOLE        N/A          288
McDonalds Corp                     COM           580135101      918     29,000  Sh         SOLE        N/A          918
MCF Corp                           COM           580395101       26     25,000  Sh         SOLE        N/A           26
MEMC Electr Matls Inc              COM           552715104     1230     64,500  Sh         SOLE        N/A         1230
Micron Technology Inc              COM           595112103     2294    180,100  Sh         SOLE        N/A         2294
National Oilwell Varco Inc         COM           637071101     1130     19,400  Sh         SOLE        N/A         1130
Nektar Therapeutics                COM           640268108     1076     71,700  Sh         SOLE        N/A         1076
Netflix Com Inc                    COM           64110L106      663     24,100  Sh         SOLE        N/A          663
Newmont Mining Corp                COM           651639106     2007     43,600  Sh         SOLE        N/A         2007
Northern Tr Corp                   COM           665859104      311      6,400  Sh         SOLE        N/A          311
Novatel Wireless Inc.              COM NEW       66987M604     2205    163,300  Sh         SOLE        N/A         2205
Omnicare Inc                       COM           681904108      244      4,700  Sh         SOLE        N/A          244
ON2 Technologies Inc               COM           68338A107      233    306,200  Sh         SOLE        N/A          233
Openwave Sys Inc                   COM NEW       683718308      202     12,700  Sh         SOLE        N/A          202
Petroleum Helicopters Inc          COM NON VTG   716604202      429     14,500  Sh         SOLE        N/A          429
Pike Elec Corp                     COM           721283109     1767    100,700  Sh         SOLE        N/A         1767
PortalPlayer Inc                   COM           736187204     2103     80,500  Sh         SOLE        N/A         2103
Providence Svc Corp                COM           743815102      288     10,200  Sh         SOLE        N/A          288
Rowan Cos Inc                      COM           779382100      929     30,000  Sh         SOLE        N/A          929
Scientific Atlanta Inc             COM           808655104     1685     49,600  Sh         SOLE        N/A         1685
Seagate Technology                 SHS           G7945J104     1122     72,500  Sh         SOLE        N/A         1122
Semiconductor Hldrs Tr             DEP RCPT      816636203      563     16,500  Sh         SOLE        N/A          563
Smith Micro Software Inc           COM           832154108     1115    172,000  Sh         SOLE        N/A         1115
Starbucks Corp                     COM           855244109      406      8,000  Sh         SOLE        N/A          406
TCF Finl                           COM           872275102      260     10,200  Sh         SOLE        N/A          260
Teradyne Inc                       COM           880770102      687     48,400  Sh         SOLE        N/A          687
Texas Capital Bancshares Inc       COM           88224Q107      190     10,000  Sh         SOLE        N/A          190
Tidewater Inc                      COM           886423102      863     19,200  Sh         SOLE        N/A          863
TradeStation Group Inc             COM           89267P105      168     17,600  Sh         SOLE        N/A          168
U S Concrete Inc                   COM           90333L102      510     78,400  Sh         SOLE        N/A          510
URS Corp New                       COM           903236107      693     18,700  Sh         SOLE        N/A          693
WebSideStory Inc                   COM           947685103      392     24,400  Sh         SOLE        N/A          392
Yahoo Inc                          COM           984332106     2348     69,200  Sh         SOLE        N/A         2348
Zumiez Inc                         COM           989817101     1284     38,900  Sh         SOLE        N/A         1284

TOTALS                                                       65,082  3,847,350                                   65,082


03409.0001 #611880